Financial Risk Management (Details Narrative) $ in Thousands	12 Months Ended
Jan. 31, 2021 NZD ($) Integer
Statement Line Items [Line Items]
Subsidies amount received | $	$ 2,000
Description of foreign exchange rate	It assumes a 10% change of the New Zealand Dollar / Australian Dollar exchange rate for the year ended 31 January 2021 (31 January 2020: 10%, 31 January 2019: 10%). A 10% change is considered for the New Zealand Dollar / US Dollar exchange rate (31 January 2020: 10%, 31 January 2019: 10%). A 10% change is considered for the New Zealand Dollar / GB Pound exchange rate (31 January 2020: 10%, 31 January 2019: 10%). A 10% change is considered for the New Zealand Dollar / Euro exchange rate (31 January 2020: 10%, 31 January 2019: 10%). All of these percentages have been determined based on the average market volatility in exchange rates in the previous 12 months.
AUD [Member]
Statement Line Items [Line Items]
Subsidies amount received | $	$ 800
Closing foreign exchange rate	0.9348
US [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	0.7168
GBP [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	0.5228
EUR [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	0.5921
HKD [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	5.5574